U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

1.    Name and address of issuer:

              INVESCO Tax-Free Income Funds, Inc.
              7800 E. Union Avenue
              Denver, Colorado 80237

2. Name of each series or class of funds for which this notice is filed:

              INVESCO Tax-Free Income Funds, Inc.
                INVESCO Tax-Free Intermediate Bond Fund
                INVESCO Tax-Free Long-Term Bond Fund

3.    Investment Company Act File Number:   811-3177

      Securities Act File Number:  2-72165

4.      Last day of fiscal year for which this notice is filed:

              June 30, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                -------------


6.    Date of termination of issuer's declaration under rule 24f-
      2(a)(1), if applicable (see Instruction A.6):

              Not Applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

              0


9. Number and aggregate sale price of securities sold during the fiscal year:

              Shares =3,879,423           $57,423,877

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f- 2:

              Shares =3,879,423           $57,423,877


11. Number and aggregate sales price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

              N/A

12.   Calculation of registration fee:

      (i)     Aggregate sale price of securities
              sold during the fiscal year in
              reliance on Rule 24f-2
              (from Item 10):                                   $  57,423,877
                                                                -------------

      (ii)    Aggregate price of shares issued
              in connection with dividend
              reinvestment plans (from Item 11,
              if applicable):                                   +    N/A
                                                                -------------
      (iii)   Aggregate price of shares redeemed
              or repurchased during the fiscal
              year (if applicable):                             -  90,236,197
                                                                -------------

      (iv)    Aggregate price of shares redeemed
              or repurchased and previously
              applied as a reduction to filing
              fees pursuant to Rule 24e-2
              (if applicable):                                  +   N/A
                                                                -------------

      (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on Rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)]
              if applicable:                                     $       0.00
                                                                 ------------

      (vi)    Multiplier prescribed by Section
              6(b) of the Securities Act of 1933
              or other applicable law or regula-
              tion (see Instruction C.6):                       x      1/3300
                                                                -------------

      (vii)   Fee due [line (i) or line(v)
              multiplied by line (vi)]:                          $       0.00
                                                                 ============

Instruction:     Issuers should complete lines (ii), (iii), (iv), and
                 (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See
                 Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Information and Other Procedures (17 CFR 202.3a).

                -----

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

              N/A

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

                              INVESCO TAX-FREE INCOME FUNDS, INC.
                              INVESCO Tax-Free Intermediate Bond Fund
                              INVESCO Tax-Free Long-Term Bond Fund

                              By:  /s/ Dan J. Hesser
                                   ------------------------------
                                   Dan J. Hesser
                                   President

                              Date:   August 27, 1997